FEDERATED HERMES ETF TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 26, 2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:	FEDERATED HERMES ETF TRUST (the “Registrant”) Federated Hermes U.S. Strategic Dividend ETF (the “Fund”) 1933 Act File No. 333-258934 1940 Act File No. 811-23730

Dear Sir or Madam:

Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940 to the Registration Statement of the above-named Registrant is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective November 14, 2022 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add the Fund as a new series of the Registrant.

The Fund may be marketed through banks, savings associations or credit unions.

If you have any questions on the enclosed material, please contact me at (724) 720-8832.

Very truly yours,

/s/ Christina Eifler
Christina Eifler
Sr. Paralegal